Selling, General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Staff costs, maintenance costs, and utilities	$ 536,803	$ 339,728	$ 343,005
Depreciation of PPE and amortization of intangible assets	49,889	115,082	86,686
Other	8,228	(9,950)	15,937
Selling, general and administrative expense	594,920	444,860	445,628
Expense from share-based payment transactions with employees	$ 151,730	$ 980	$ 0